Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data	Total USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning balance at Dec. 31, 2010	$ 965.2		$ 1,361.2	$ (376.2)	$ (19.8)
Beginning balance, Shares at Dec. 31, 2010		1,000
Capital contributions from parent	2.8		2.8
Share-based compensation expense associated with our parent company equity plan	2.3		2.3
Reclassifications of redeemable equity units	(6.8)		(6.8)
Net income	57.7		0	57.7	0
Other comprehensive income (loss)	$ (60.4)				$ (60.4)
Ending balance at Dec. 31, 2011